Biological Assets - Schedule of changes in the carrying value of biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about biological assets [abstract]
Balance, beginning of year	$ 7,571	$ 7,371
Acquired on business combination	8,892	0
Production costs capitalized	36,156	38,638
Net increase in fair value due to biological transformation and estimates	51,499	29,356
Harvested cannabis transferred to inventory	(89,834)	(67,131)
Disposal of biological assets	0	(663)
Balance, end of year	$ 14,284	$ 7,571